Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	$ 823	$ 784
Allowance for current expected credit losses	(19)	(3)
Total accounts receivables, net	804	781
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	442	405
Royalty receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross receivables	$ 381	$ 379